Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	38,613,817
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 1,287.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.18
Offering Note	Based on the maximum number of ordinary shares, $0.0001 par value per share ("Shares"), issuable upon consummation of a business combination (the "Business Combination") involving Iron Horse Acquisition II Corp. ("IRHO") and Electra Vehicles, Inc. ("Electra"), in accordance with the terms of the Merger Agreement, dated as of April 22, 2026. This number includes: (1) up to 38,613,817 Shares to be issued to the stockholders of Electra Vehicles, Inc.[ in order for them to retain 50.1% of the company]; (2) 23,000,000 to public holders of ordinary shares of IRHO; (3) 2,300,000 Shares to be issued to IRHO's public shareholders for the shares issued to the public shareholders holding 23,000,000 IRHO rights, (4) 5,750,000 Shares to be issued to holders of IRHO founder shares; (5) 570,000 Shares to be issued to IRHO's shareholders for the shares issued in the private placement at the time of the public offering; and (6) 57,000 Shares to be issued to IRHO's shareholders for the shares issued to the those shareholders holding 570,000 IRHO rights. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Electra Vehicles Inc., a Delaware corporation, is a private company, and no market exists for its securities. IRHO has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of IRHO shares that may be exchanged in the merger, for up to 38,613,817 shares of Electra Common Stock (computed as of May 14, 2026, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its shares of Common Stock issuable upon conversion of any securities convertible into or exercisable for Shares); and treated likewise for the Shares of IRHO. Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001381.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 766.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.11
Offering Note	Based on the maximum number of ordinary shares, $0.0001 par value per share ("Shares"), issuable upon consummation of a business combination (the "Business Combination") involving Iron Horse Acquisition II Corp. ("IRHO") and Electra Vehicles, Inc. ("Electra"), in accordance with the terms of the Merger Agreement, dated as of April 22, 2026. This number includes: (1) up to 38,613,817 Shares to be issued to the stockholders of Electra Vehicles, Inc.[ in order for them to retain 50.1% of the company]; (2) 23,000,000 to public holders of ordinary shares of IRHO; (3) 2,300,000 Shares to be issued to IRHO's public shareholders for the shares issued to the public shareholders holding 23,000,000 IRHO rights, (4) 5,750,000 Shares to be issued to holders of IRHO founder shares; (5) 570,000 Shares to be issued to IRHO's shareholders for the shares issued in the private placement at the time of the public offering; and (6) 57,000 Shares to be issued to IRHO's shareholders for the shares issued to the those shareholders holding 570,000 IRHO rights. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Electra Vehicles Inc., a Delaware corporation, is a private company, and no market exists for its securities. IRHO has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of IRHO shares that may be exchanged in the merger, for up to 38,613,817 shares of Electra Common Stock (computed as of May 14, 2026, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its shares of Common Stock issuable upon conversion of any securities convertible into or exercisable for Shares); and treated likewise for the Shares of IRHO. Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001381.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 76.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.01
Offering Note	Based on the maximum number of ordinary shares, $0.0001 par value per share ("Shares"), issuable upon consummation of a business combination (the "Business Combination") involving Iron Horse Acquisition II Corp. ("IRHO") and Electra Vehicles, Inc. ("Electra"), in accordance with the terms of the Merger Agreement, dated as of April 22, 2026. This number includes: (1) up to 38,613,817 Shares to be issued to the stockholders of Electra Vehicles, Inc.[ in order for them to retain 50.1% of the company]; (2) 23,000,000 to public holders of ordinary shares of IRHO; (3) 2,300,000 Shares to be issued to IRHO's public shareholders for the shares issued to the public shareholders holding 23,000,000 IRHO rights, (4) 5,750,000 Shares to be issued to holders of IRHO founder shares; (5) 570,000 Shares to be issued to IRHO's shareholders for the shares issued in the private placement at the time of the public offering; and (6) 57,000 Shares to be issued to IRHO's shareholders for the shares issued to the those shareholders holding 570,000 IRHO rights. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Electra Vehicles Inc., a Delaware corporation, is a private company, and no market exists for its securities. IRHO has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of IRHO shares that may be exchanged in the merger, for up to 38,613,817 shares of Electra Common Stock (computed as of May 14, 2026, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its shares of Common Stock issuable upon conversion of any securities convertible into or exercisable for Shares); and treated likewise for the Shares of IRHO. Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001381.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 191.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.03
Offering Note	Based on the maximum number of ordinary shares, $0.0001 par value per share ("Shares"), issuable upon consummation of a business combination (the "Business Combination") involving Iron Horse Acquisition II Corp. ("IRHO") and Electra Vehicles, Inc. ("Electra"), in accordance with the terms of the Merger Agreement, dated as of April 22, 2026. This number includes: (1) up to 38,613,817 Shares to be issued to the stockholders of Electra Vehicles, Inc.[ in order for them to retain 50.1% of the company]; (2) 23,000,000 to public holders of ordinary shares of IRHO; (3) 2,300,000 Shares to be issued to IRHO's public shareholders for the shares issued to the public shareholders holding 23,000,000 IRHO rights, (4) 5,750,000 Shares to be issued to holders of IRHO founder shares; (5) 570,000 Shares to be issued to IRHO's shareholders for the shares issued in the private placement at the time of the public offering; and (6) 57,000 Shares to be issued to IRHO's shareholders for the shares issued to the those shareholders holding 570,000 IRHO rights. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Electra Vehicles Inc., a Delaware corporation, is a private company, and no market exists for its securities. IRHO has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of IRHO shares that may be exchanged in the merger, for up to 38,613,817 shares of Electra Common Stock (computed as of May 14, 2026, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its shares of Common Stock issuable upon conversion of any securities convertible into or exercisable for Shares); and treated likewise for the Shares of IRHO. Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001381.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	570,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 19.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Based on the maximum number of ordinary shares, $0.0001 par value per share ("Shares"), issuable upon consummation of a business combination (the "Business Combination") involving Iron Horse Acquisition II Corp. ("IRHO") and Electra Vehicles, Inc. ("Electra"), in accordance with the terms of the Merger Agreement, dated as of April 22, 2026. This number includes: (1) up to 38,613,817 Shares to be issued to the stockholders of Electra Vehicles, Inc.[ in order for them to retain 50.1% of the company]; (2) 23,000,000 to public holders of ordinary shares of IRHO; (3) 2,300,000 Shares to be issued to IRHO's public shareholders for the shares issued to the public shareholders holding 23,000,000 IRHO rights, (4) 5,750,000 Shares to be issued to holders of IRHO founder shares; (5) 570,000 Shares to be issued to IRHO's shareholders for the shares issued in the private placement at the time of the public offering; and (6) 57,000 Shares to be issued to IRHO's shareholders for the shares issued to the those shareholders holding 570,000 IRHO rights. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Electra Vehicles Inc., a Delaware corporation, is a private company, and no market exists for its securities. IRHO has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of IRHO shares that may be exchanged in the merger, for up to 38,613,817 shares of Electra Common Stock (computed as of May 14, 2026, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its shares of Common Stock issuable upon conversion of any securities convertible into or exercisable for Shares); and treated likewise for the Shares of IRHO. Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001381.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	57,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 1.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Based on the maximum number of ordinary shares, $0.0001 par value per share ("Shares"), issuable upon consummation of a business combination (the "Business Combination") involving Iron Horse Acquisition II Corp. ("IRHO") and Electra Vehicles, Inc. ("Electra"), in accordance with the terms of the Merger Agreement, dated as of April 22, 2026. This number includes: (1) up to 38,613,817 Shares to be issued to the stockholders of Electra Vehicles, Inc.[ in order for them to retain 50.1% of the company]; (2) 23,000,000 to public holders of ordinary shares of IRHO; (3) 2,300,000 Shares to be issued to IRHO's public shareholders for the shares issued to the public shareholders holding 23,000,000 IRHO rights, (4) 5,750,000 Shares to be issued to holders of IRHO founder shares; (5) 570,000 Shares to be issued to IRHO's shareholders for the shares issued in the private placement at the time of the public offering; and (6) 57,000 Shares to be issued to IRHO's shareholders for the shares issued to the those shareholders holding 570,000 IRHO rights. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Electra Vehicles Inc., a Delaware corporation, is a private company, and no market exists for its securities. IRHO has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of IRHO shares that may be exchanged in the merger, for up to 38,613,817 shares of Electra Common Stock (computed as of May 14, 2026, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its shares of Common Stock issuable upon conversion of any securities convertible into or exercisable for Shares); and treated likewise for the Shares of IRHO. Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001381.